RETIREMENT BENEFIT OBLIGATIONS - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rates (in percent)	1.94%	1.44%
Retail Price Index (RPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Inflation (in percent)	3.21%	2.80%
Consumer Price Index (CPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Inflation (in percent)	2.92%	2.41%
Increase of 0.1 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	£ (12)	£ (11)
Increase (decrease) in the net defined benefit pension scheme liability	481	531
Increase of 0.1 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the net defined benefit pension scheme liability	(774)	(866)
Increase (decrease) in the income statement charge	(24)	(20)
Decrease of 0.1 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(12)	(11)
Increase (decrease) in the net defined benefit pension scheme liability	(475)	(522)
Decrease of 0.1 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(23)	(19)
Increase (decrease) in the net defined benefit pension scheme liability	795	890
Increase of one year | Actuarial assumption of expected life expectancy of members
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(44)	(39)
Increase (decrease) in the net defined benefit pension scheme liability	1,934	2,146
Decrease of one year | Actuarial assumption of expected life expectancy of members
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(42)	(37)
Increase (decrease) in the net defined benefit pension scheme liability	£ (1,852)	£ (2,052)